Current and long-term debt	6 Months Ended
Jun. 30, 2022
Financial Instruments [Abstract]
Current and long-term debt	Current and long-term debt The following is a roll forward of the activity within debt (current and non-current), by facility, for the six months ended June 30, 2022:

		Activity				Balance as of June 30, 2022 consists of:
In thousands of U.S. dollars	Carrying Value as of December 31, 2021	Drawdowns	Repayments	Other Activity(1)	Carrying Value as of June 30, 2022	Current	Non-Current
Credit Agricole Credit Facility	72,838	—	(73,591)	753	—	—	—
Citibank / K-Sure Credit Facility	77,781	—	(78,401)	620	—	—	—
Hamburg Commercial Credit Facility	37,024	—	(1,646)	—	35,378	3,292	32,086
Prudential Credit Facility	44,832	—	(2,773)	—	42,059	5,546	36,513
2019 DNB / GIEK Credit Facility	45,450	—	(3,556)	—	41,894	7,113	34,781
BNPP Sinosure Credit Facility	86,314	5,075	(5,359)	—	86,030	10,909	75,121
2020 $225 Million Credit Facility	145,636	—	(85,330)	—	60,306	25,108	35,198
2021 $21.0 Million Credit Facility	19,245	—	(1,170)	—	18,075	18,075	—
2021 $43.6 Million Credit Facility	43,550	—	(43,550)	—	—	—	—
Ocean Yield Lease Financing	126,334	—	(5,659)	86	120,761	11,519	109,242
BCFL Lease Financing (LR2s)	77,604	—	(5,538)	238	72,304	10,593	61,711
CSSC Lease Financing	132,957	—	(7,281)	396	126,072	14,282	111,790
BCFL Lease Financing (MRs)	68,888	—	(7,705)	—	61,183	16,143	45,040
2018 CMBFL Lease Financing	111,986	—	(6,504)	—	105,482	13,007	92,475
$116.0 Million Lease Financing	95,789	—	(95,789)	—	—	—	—
AVIC Lease Financing	106,405	—	(22,938)	—	83,467	11,396	72,071
China Huarong Lease Financing	103,416	—	(8,416)	—	95,000	95,000	—
$157.5 Million Lease Financing	109,657	—	(20,835)	—	88,822	12,200	76,622
COSCO Lease Financing	61,050	—	(3,850)	—	57,200	7,700	49,500
2020 CMBFL Lease Financing	41,332	—	(1,621)	—	39,711	3,242	36,469
2020 TSFL Lease Financing	43,928	—	(1,661)	—	42,267	3,321	38,946
2020 SPDBFL Lease Financing	87,111	—	(3,248)	—	83,863	6,495	77,368
2021 AVIC Lease Financing	90,913	—	(3,626)	—	87,287	7,252	80,035
2021 CMBFL Lease Financing	74,565	—	(3,260)	—	71,305	6,520	64,785
2021 TSFL Lease Financing	54,377	—	(2,190)	—	52,187	4,380	47,807

2021 CSSC Lease Financing	53,893	—	(2,631)	—	51,262	5,262	46,000
2021 $146.3 Million Lease Financing	146,250	—	(5,962)		140,288	13,179	127,109
2021 Ocean Yield Lease Financing	69,783	—	(2,901)		66,882	5,850	61,032
2022 AVIC Lease Financing	—	117,204	—		117,204	9,168	108,036
IFRS 16 - Leases - 3 MR	29,268	—	(3,991)	—	25,277	8,373	16,904
$670.0 Million Lease Financing	546,730	—	(48,418)	—	498,312	44,918	453,394
Unsecured Senior Notes Due 2025	70,050	359	—	20	70,429	—	70,429
Convertible Notes Due 2022	68,312	—	(69,695)	1,383	—	—	—
Convertible Notes Due 2025	202,355	—	(12,556)	7,698	197,497	—	197,497
	$3,145,623	$122,638	$(641,651)	$11,194	$2,637,804	$379,843	$2,257,961
Less: deferred financing fees	(24,821)	(3,044)	—	7,309	(20,556)	(2,588)	(17,968)
Less: prepaid interest expense	(3,747)	—	(932)	—	(4,679)	(4,679)	—
Total	$3,117,055	$119,594	$(642,583)	$18,503	$2,612,569	$372,576	$2,239,993
(1)    Relates to (i) non-cash accretion, amortization or write-off of debt or lease obligations assumed as part of the 2017 merger with Navig8 Product Tankers Inc. ("NPTI"), which were recorded at fair value upon closing, (ii) amortization and write-offs of deferred financing fees, (iii) accretion of our Convertible Notes Due 2022 and Convertible Notes Due 2025 of $1.4 million and $6.3 million, respectively, and (iv) the impact of the repurchases of our Convertible Notes Due 2025 (described below).
Interest expense on all of our borrowings that has been incurred and is unpaid as of June 30, 2022 is accrued within Accrued Expenses (see Note 10).
We were in compliance with all of the financial covenants set forth under the above borrowing arrangements as of June 30, 2022.
Drawdowns from existing facilities
In March and June 2022, we drew down an aggregate $5.1 million from our BNPP Sinosure Credit Facility ($2.2 million and $2.9 million for the Sinosure and the commercial portions of the credit facility, respectively) to partially finance the purchase and installation of scrubbers on two LR1 product tankers and one LR2 product tanker. These borrowings bear interest at LIBOR plus a margin of 1.80% for the Sinosure portion and 2.80% for the commercial portion. As a result of these drawdowns, the scheduled semi-annual principal payments on this facility increased by $0.3 million to $5.5 million (for all tranches drawn).
Secured Debt
Credit Agricole Credit Facility
During the six months ended June 30, 2022, we repaid an aggregate amount of $72.0 million in connection with the sales of STI Excelsior, STI Exceed, STI Expedite and STI Excel. We wrote off an aggregate of $0.5 million of unamortized discounts as a result of these transactions that were initially recorded as part of the purchase price allocation for the 2017 merger with NPTI. This facility has been fully repaid as a result of these repayments.
Citibank / K-Sure Credit Facility
During the six months ended June 30, 2022, we repaid an aggregate amount of $77.3 million in connection with the sales of STI Executive, STI Excellence, STI Express and STI Experience. We wrote off an aggregate of $0.2 million of unamortized discounts as a result of these transactions that were initially recorded as part of the purchase price allocation for the 2017 merger with NPTI. This facility has been fully repaid as a result of these repayments.
2020 $225.0 Million Credit Facility
During the six months ended June 30, 2022, we repaid an aggregate amount of $79.1 million in connection with the sales of STI Pride, STI Providence, STI Saville Row and STI Carnaby. We wrote off an aggregate of $1.2 million of unamortized deferred financing fees as a result of these transactions.
2021 $43.6 Million Credit Facility
During the six months ended June 30, 2022, we repaid an aggregate amount of $41.9 million in connection with the sales of STI Prestige and STI Precision. We wrote off an aggregate of $0.5 million of unamortized deferred financing fees as a result of these transactions. This facility has been fully repaid as a result of these repayments.
Lease Financing
2022 AVIC Lease Financing
In May and June 2022, we closed on the sale and leaseback of two MR product tankers (STI Gramercy and STI Queens) and two LR2 product tankers (STI Selatar and STI Oxford) with AVIC International Leasing Co., Ltd. for aggregate proceeds of $118.4 million (the “2022 AVIC Lease Financing”). We repaid the outstanding indebtedness of $90.2 million related to these vessels on the $116.0 Million Lease Financing as part of these transactions. Additionally, we wrote off $0.5 million of deferred financing fees and incurred $0.4 million of debt extinguishment costs on the $116.0 Million Lease Financing as a result of these transactions.
Under the 2022 AVIC Lease Financing, each vessel is subject to a nine-year bareboat charter-in agreement. The lease financings bear interest at LIBOR plus a margin of 3.50% per annum and are scheduled to be repaid in equal aggregate quarterly repayments of approximately $2.3 million. Each agreement contains purchase options to re-acquire each of the subject vessels beginning on the second anniversary date from the delivery date of the respective vessel, with a purchase obligation upon the expiration of each agreement. Additionally, we were required to deposit with the lessor 1% of the borrowing amount, or $1.2 million in aggregate.
Our 2022 AVIC Lease Financing includes financial covenants that require us to maintain:
•Net debt to total capitalization shall not equal or exceed 70%.
•Net worth shall always exceed $650.0 million.
•The aggregate of the fair market value of the vessels provided as collateral under the lease financing shall at all times be no less than 110% of the then aggregate outstanding principal amount.
AVIC Lease Financing
In February 2022, we repaid $17.2 million in connection with the sale of STI Fontvieille. We wrote off $0.1 million of deferred financing fees and incurred $0.2 million of debt extinguishment fees as a result of this transaction.
$157.5 Million Lease Financing
In June 2022, we repaid $14.2 million in connection with the sale of STI Benicia. We wrote off $0.1 million of deferred financing fees and incurred $0.2 million of debt extinguishment fees as a result of this transaction.
$670 Million Lease Financing
In April 2022, we repaid $25.6 million in connection with the sale of STI Majestic. We incurred $0.4 million of debt extinguishment fees as a result of this transaction.
Unsecured debt
Unsecured Senior Notes Due 2025
During the six months ended June 30, 2022, we issued $0.4 million aggregate principal amount of additional Senior Notes Due 2025 for aggregate net proceeds (net of sales agent commissions and offering expenses) of $0.4 million under the note distribution agreement that was entered into in January 2021 (the "Distribution Agreement"). The Distribution Agreement was terminated in March 2022.
Convertible Notes Due 2022
In May 2022, we repaid the aggregate outstanding principal balance of $69.7 million on our Convertible Notes Due 2022 upon their maturity.
Convertible Notes Due 2025
In May 2022, we repurchased an aggregate $10.8 million face value of our Convertible Notes Due 2025 in the open market at an average price of $1,158.94 per $1,000 principal amount, or $12.6 million. The consideration paid includes the accreted principal balance, which has accrued since the issuance date and equaled approximately 106% of par at the May repurchase dates. As a result of these transactions, we reduced the liability and equity components of the Convertible Notes Due 2025 by $11.2 million and $1.7 million, respectively, and recorded a gain of $0.4 million, which is recorded within financial income of the unaudited condensed consolidated statement of income or loss. We also wrote off $0.1 million of deferred financing fees as a result of these transactions.
Convertible Notes conversion rate adjustments
On March 2, 2022, the conversion rate of our Convertible Notes Due 2022 and Convertible Notes Due 2025 were adjusted to reflect the payment of a cash dividend on March 15, 2022 to all shareholders of record as of March 2, 2022. The new conversion rate for the Convertible Notes due 2022 and 2025 was 27.3142 of our common shares, representing an increase of the prior conversion rate of 0.1571 for each $1,000 principal amount of the Convertible Notes due 2022 and 2025.
On May 20, 2022, the conversion rate of our Convertible Notes Due 2025 was adjusted to reflect the payment of a cash dividend on June 15, 2022 to all shareholders of record as of May 20, 2022. The new conversion rates for each of the Convertible Notes Due 2025 was 27.4083 of our common shares, representing an increase of the prior conversion rate of 0.0941 for each $1,000 principal amount of the Convertible Notes Due 2025.